Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ (1,030)	$ 2	$ 1	$ 1	$ 1	$ 146	$ 2	$ 2	$ (1,026)	$ 151	$ (2,002)
Valuation allowance	162,496				47,672				162,496	47,672	19,800
State operating loss carryforward	546,800								546,800
Tax credit carryforward	19,100				11,400				19,100	11,400
Unrecognized tax benefits	7,392				432				7,392	432	140	$ 140
Penalties and interest accrued	0				$ 0				0	0
Penalties and interest expense									0	$ 0	$ 0
Year 2037
Operating Loss Carryforwards [Line Items]
Federal operating loss carryforward	11,000								11,000
Indefinite
Operating Loss Carryforwards [Line Items]
Federal operating loss carryforward	$ 518,000								$ 518,000